UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2017	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Common Stock (99.0%)
Aerospace & Defense (2.4%)
Boeing	2,900	$474
Raytheon	1,600	230
Textron	8,800	417
Triumph Group	4,100	110
United Technologies	12,000	1,316

		2,547

Agricultural Operations (0.6%)
Archer-Daniels-Midland	14,400	637

Agricultural Products (0.8%)
Bunge	6,300	436
Ingredion	3,100	397

		833

Air Freight & Logistics (0.4%)
FedEx	2,300	435

Aircraft (2.0%)
Alaska Air Group	4,800	450
American Airlines Group	7,600	336
Delta Air Lines	9,600	454
Southwest Airlines	8,000	419
United Continental
Holdings*	6,500	458

		2,117

Apparel Retail (0.1%)
Gap	6,400	147

Asset Management & Custody Banks (1.3%)
Ameriprise Financial	2,500	280
Bank of New York Mellon	13,900	622
State Street	6,300	480

		1,382

Automotive (2.8%)
American Axle & Manufacturing Holdings*	12,100	247
Cooper Tire & Rubber	7,900	287
Ford Motor	60,100	743
General Motors	22,400	820
Goodyear Tire & Rubber	13,500	437
Lear	3,000	426

		2,960

Banks (10.8%)
Bank of America	98,600	2,232
CIT Group	7,500	309
Fifth Third Bancorp	19,000	496
JPMorgan Chase	37,400	3,165
Keycorp	22,700	408
PNC Financial Services Group	9,300	1,120

	Shares	Value (000)
Banks (continued)
Regions Financial	35,800	$516
SunTrust Banks	11,100	631
US Bancorp	7,300	384
Wells Fargo	35,300	1,989

		11,250

Biotechnology (0.5%)
Amgen	2,200	345
Gilead Sciences	2,900	210

		555

Broadcasting, Newspapers & Advertising (0.2%)
TEGNA	8,600	197

Building & Construction (0.3%)
Owens Corning	5,700	315

Chemicals (2.5%)
Celanese, Cl A	6,500	549
Dow Chemical	16,300	972
Eastman Chemical	5,100	395
Huntsman	8,700	177
LyondellBasell Industries, Cl A	5,800	541

		2,634

Commercial Printing (0.1%)
LSC Communications	1,262	33
RR Donnelley & Sons	3,366	58

		91

Commercial Services (0.1%)
Conduent*	8,000	120

Computer & Electronics Retail (0.5%)
Best Buy	9,400	419
GameStop, Cl A	5,600	137

		556

Computers & Services (5.6%)
Apple	9,400	1,141
Applied Materials	9,200	315
CA	11,000	344
Dell Technologies Class V, Cl V*	2,362	149
Hewlett Packard Enterprise	36,200	821
HP	39,300	591
International Business Machines	6,300	1,099
Oracle	15,300	614
Seagate Technology	8,000	361
Western Digital	4,300	343

		5,778

Consumer Discretionary (1.5%)
Procter & Gamble	17,400	1,524

Schedule of Investments January 31, 2017	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Diversified REIT’s (0.5%)
Cousins Properties	24,700	$210
Select Income	13,600	340

		550

Drug Retail (0.5%)
CVS Health	6,300	497

Electrical Services (6.0%)
Ameren	7,900	416
American Electric Power	8,400	538
Duke Energy	4,600	361
Edison International	5,900	430
Entergy	8,700	623
Exelon	17,600	632
FirstEnergy	19,100	579
General Electric	47,700	1,417
Pinnacle West Capital	5,900	458
Public Service Enterprise Group	17,100	757

		6,211

Financial Services (5.5%)
American Express	4,500	344
Capital One Financial	9,800	857
Citigroup	37,100	2,071
Discover Financial Services	3,900	270
Donnelley Financial Solutions*	1,262	30
Goldman Sachs Group	3,800	871
Morgan Stanley	23,100	982
Navient	17,400	262

		5,687

Food, Beverage & Tobacco (1.4%)
Philip Morris International	7,400	711
SUPERVALU*	29,600	116
Tyson Foods, Cl A	8,100	509
Universal	1,400	95

		1,431

General Merchandise Stores (0.7%)
Target	11,100	716

Health Care Distributors (0.4%)
Cardinal Health	5,000	375

Health Care Equipment (0.6%)
Medtronic	7,800	593

Health Care Facilities (0.3%)
LifePoint Health*	4,900	291

Health Care REIT’s (0.3%)
Senior Housing Properties Trust	15,800	301

	Shares	Value (000)
Health Care Services (1.3%)
Express Scripts Holding*	6,000	$413
HCA Holdings*	6,000	482
Quest Diagnostics	5,500	506

		1,401

Homefurnishing Retail (0.2%)
Bed Bath & Beyond	6,300	254

Hotels & Lodging (0.3%)
Wyndham Worldwide	4,000	316

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	2,300	402

Independent Power Producers & Energy Traders (0.2%)
AES	18,800	215

Insurance (7.5%)
Aetna	4,400	522
Aflac	3,700	259
Allstate	8,700	654
American International Group	6,100	392
Anthem	4,100	632
Assurant	3,600	350
Chubb	2,400	316
CIGNA	1,800	263
Hartford Financial Services Group	9,100	443
Lincoln National	8,500	574
MetLife	15,300	832
Prudential Financial	9,600	1,009
Travelers	6,300	742
Unum Group	9,900	450
XL Group	10,400	391

		7,829

Machinery (1.0%)
AGCO	4,900	308
Cummins	3,100	456
Oshkosh	4,400	306

		1,070

Metal & Glass Containers (0.1%)
Owens-Illinois*	5,800	110

Mortgage REIT’s (0.4%)
Annaly Capital Management	37,500	383

Motorcycle Manufacturers (0.3%)
Harley-Davidson	5,400	308

Multimedia (1.2%)
Time Warner	8,700	843

Schedule of Investments January 31, 2017	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Multimedia (continued)
Viacom, Cl B	8,400	$354

		1,197

Multi-Sector Holdings (2.7%)
Berkshire Hathaway, Cl B*	17,000	2,790

Office Electronics (0.3%)
Xerox	40,000	277

Office Equipment (0.2%)
Pitney Bowes	12,900	205

Office REIT’s (0.7%)
Brandywine Realty Trust	17,800	286
Mack-Cali Realty	13,700	384
Parkway	3,087	66

		736

Oil & Gas Equipment & Services (1.6%)
McDermott International*	48,700	394
National Oilwell Varco	10,200	386
Oceaneering International	9,600	267
Schlumberger	6,900	578

		1,625

Paper & Paper Products (0.3%)
Domtar	7,800	341

Paper Packaging (1.2%)
Avery Dennison	5,300	387
International Paper	6,800	385
WestRock	7,900	421

		1,193

Petroleum & Fuel Products (8.4%)
Chevron	13,800	1,537
Exxon Mobil	37,400	3,137
HollyFrontier	11,000	319
Marathon Petroleum	10,100	485
Nabors Industries	13,900	226
Occidental Petroleum	3,700	251
Phillips 66	5,800	473
Rowan, Cl A*	17,400	312
Tesoro	4,800	388
Transocean*	24,800	346
Valero Energy	13,300	875
World Fuel Services	7,700	343

		8,692

Pharmaceuticals (6.3%)
AbbVie	4,200	257
Johnson & Johnson	20,900	2,367
Merck	23,800	1,475
Mylan*	6,800	259
Pfizer	68,500	2,173

		6,531

	Shares	Value (000)
Printing & Publishing (0.0%)
Gannett	4,300	$41

Railroads (1.2%)
CSX	14,600	677
Norfolk Southern	5,000	588

		1,265

Reinsurance (1.1%)
Endurance Specialty Holdings	400	37
Everest Re Group	1,700	374
Reinsurance Group of America, Cl A	3,600	452
Validus Holdings	5,200	296

		1,159

Retail (1.8%)
Kohl’s	8,200	327
Macy’s	6,000	177
Wal-Mart Stores	20,800	1,388

		1,892

Retail REIT’s (0.3%)
Washington Prime Group	30,900	298

Semi-Conductors/Instruments (3.3%)
Intel	56,400	2,077
Lam Research	3,200	367
QUALCOMM	18,400	983

		3,427

Specialized REIT’s (1.1%)
GEO Group	6,100	253
Hospitality Properties Trust	8,900	277
LaSalle Hotel Properties	8,000	242
Omega Healthcare Investors	12,500	401

		1,173

Technology Distributors (0.3%)
Tech Data*	4,200	359

Telephones & Telecommunications (6.2%)
AT&T	51,100	2,155
Brocade Communications Systems	9,800	122
CenturyLink	13,000	336
Cisco Systems	57,100	1,754
Corning	25,600	678
Juniper Networks	13,300	356
Verizon Communications	21,500	1,054

		6,455

Thrifts & Mortgage Finance (0.4%)
Radian Group	22,900	421

Total Common Stock (Cost $84,161)		103,095

Schedule of Investments January 31, 2017	(Unaudited)

LSV Conservative Value Equity Fund	Face Amount (000)	Value (000)
Repurchase Agreement (0.9%)
Morgan Stanley 0.330%, dated 01/31/17, to be repurchased on , 02/01/17, repurchase price $886 (collateralized by various U.S. Treasury Notes, par values ranging from $0 - $614, 1.000% - 1.750%, 03/16/17 - 05/31/23; with a total market value of $903)	$886	$886

Total Repurchase Agreement (Cost $886)		886

Total Investments — 99.9% (Cost $85,047) †		$103,981

Percentages are based on Net Assets of 104,137 (000).

Cl -	Class

REIT -	Real Estate Investment Trust

*	Non-income producing security.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $85,047 (000), and the unrealized appreciation and depreciation were $22,425 (000) and $(3,491) (000), respectively.

The following is a list of the inputs used as of January 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$103,095	$—	$—	$103,095
Repurchase Agreement	—	886	—	886
Total Investments in Securities	$103,095	$886	$—	$103,981

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2017, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-002-2100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017